Computation of Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Numerator:
Net income attributable to The New Home Company Inc.	$ 846	$ 13,780		$ 5,547		$ 2,509		$ (814)		$ 12,226		$ 4,444		$ 449		$ 4,569		$ 21,022		$ 21,688		$ 4,787
Denominator:
Basic weighted-average shares outstanding	20,767,464							20,599,014										20,685,386		16,767,513		15,927,917
Stock options and unvested restricted stock units	131,799							0										106,059		173,575		41,282
Diluted weighted-average shares outstanding	20,899,263							20,599,014										20,791,445		16,941,088		15,969,199
Basic earnings per share attributable to The New Home Company Inc. (in dollars per share)	$ 0.04	$ 0.67	[1]	$ 0.27	[1]	$ 0.12	[1]	$ (0.04)	[1]	$ 0.70	[1]	$ 0.27	[1]	$ 0.03	[1]	$ 0.28	[1]	$ 1.02	[1]	$ 1.29	[1]	$ 0.30
Diluted earnings per share attributable to The New Home Company Inc. (in dollars per share)	$ 0.04	$ 0.66	[1]	$ 0.27	[1]	$ 0.12	[1]	$ (0.04)	[1]	$ 0.69	[1]	$ 0.27	[1]	$ 0.03	[1]	$ 0.28	[1]	$ 1.01	[1]	$ 1.28	[1]	$ 0.30
Antidilutive stock options and unvested restricted stock units not included in diluted earnings per share (in shares)	846,018							1,214,427										849,977		7,414		796,864

[1]	Some amounts do not add to our full year results presented on our consolidated statement of operations due to rounding differences in quarterly and annual weighted average share calculations.